Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 14 – Leases

The Group has several operating leases for factory facilities and offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The rental expense for the years ended December 31, 2025, 2024 and 2023 was $182,200, $136,063 and $258,193, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	December 31,	December 31,
	2025	2024
Right-of-use assets, net	$882,187	$1,060,426

Operating lease liabilities - current	135,724	139,222
Operating lease liabilities - non-current	745,120	919,781
Total operating lease liabilities	$880,844	$1,059,003

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Weighted average remaining lease term (years)	5.98	6.95
Weighted average discount rate	3.85%	3.85%

The following is a schedule of maturities of lease liabilities as of December 31, 2025:

Twelve months ending December 31,
2026	$165,410
2027	162,517
2028	162,517
2029	162,517
2030	162,517
Thereafter	162,518
Total future minimum lease payments	977,996
Less: Imputed interest	97,152
Total	$880,844